Loans - TDR Number of Contracts Modified And Recorded Investment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) contracts	Dec. 31, 2016 USD ($) contracts	Dec. 31, 2015 USD ($) contracts
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	426	405	424
Total Recorded Investment Modified as TDRs During Period	$ 10,125	$ 21,258	$ 23,324
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	29	32	39
Total Recorded Investment Modified as TDRs During Period	$ 3,715	$ 8,641	$ 12,588
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	9	14	14
Total Recorded Investment Modified as TDRs During Period	$ 1,363	$ 6,381	$ 4,160
Commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	0	2	2
Total Recorded Investment Modified as TDRs During Period		$ 1,143	$ 513
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	1	0	1
Total Recorded Investment Modified as TDRs During Period	$ 8		$ 19
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	0	1	0
Commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	15	11	11
Total Recorded Investment Modified as TDRs During Period	$ 630	$ 1,122	$ 1,185
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	33	34	39
Total Recorded Investment Modified as TDRs During Period	$ 2,247	$ 2,406	$ 3,254
HELOC
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	19	13	26
Total Recorded Investment Modified as TDRs During Period	$ 576	$ 282	$ 360
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	11	5	9
Total Recorded Investment Modified as TDRs During Period	$ 294	$ 105	$ 155
Consumer
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	309	293	283
Total Recorded Investment Modified as TDRs During Period	$ 1,292	$ 1,178	$ 1,090
Accruing
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	3,923	4,628	11,766
Accruing | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	945	191	8,948
Accruing | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	1,050	3,844	637
Accruing | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period			513
Accruing | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	0	0	19
Accruing | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	0	0	0
Accruing | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	144	89
Accruing | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	888	114	1,132
Accruing | HELOC
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	474	104	315
Accruing | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	251	102
Accruing | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	171	184	202
Nonaccrual
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	6,202	16,630	11,558
Nonaccrual | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	2,770	8,450	3,640
Nonaccrual | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	313	2,537	3,523
Nonaccrual | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period		1,143
Nonaccrual | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	8
Nonaccrual | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	486	1,033	1,185
Nonaccrual | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	1,359	2,292	2,122
Nonaccrual | HELOC
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	102	178	45
Nonaccrual | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	43	3	155
Nonaccrual | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	$ 1,121	$ 994	$ 888